Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-1

3.02% Exchange Note

Class A-1 0.38000% Asset Backed Notes

Class A-2 1.10% Asset Backed Notes

Class A-3 1.53% Asset Backed Notes

Class A-4 1.73% Asset Backed Notes

Class B 2.14% Asset Backed Notes

Class C 2.50% Asset Backed Notes

Class D 3.01% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	03/01/16
End of Period:	03/31/16
Number of days in Interest Period (Actual/360):	30
Number of days in Collection Period:	31
Report Due Date:	04/18/16
Distribution Date:	04/20/16
Transaction Month:	13

2015-1 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	45,265	02/02/2015	03/25/2015	$1,097,016,305

Total	45,265			$1,097,016,305

RECONCILIATION OF 2015-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value				{1}	$900,414,383

{2} Reduction in Agg. Securitization Value due to payments			{2}	10,459,170
{3} Reduction in Agg. Securitization Value due to Defaulted Leases			{3}	1,262,683
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases			{4}	8,265,846
{5} Other adjustments			{5}	0
{6} Total change in Agg. Securitization Value				{6}	19,987,699

{7} End of period Aggregate Securitization Value				{7}	$880,426,684

{8} Pool Factor				{8}	80.256481%

RECONCILIATION OF 2015-1 EXCHANGE NOTE
{9} Original Exchange Note Balance				{9}	$1,083,000,000

{10} Beginning of period Exchange Note Balance				{10}	$886,398,078

{11} Exchange Note Principal Payment Amount				{11}	19,987,699

{12} End of period Exchange Note Balance				{12}	$866,410,379

{13} Note Pool Factor				{13}	80.000958%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2	Class A-3	Class A-4
{14} Original Note Balance	{14}	$129,000,000	$329,360,000	$369,360,000	$72,930,000

{15} Beginning of period Note Balance	{15}	$0	$228,845,130	$369,360,000	$72,930,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	19,987,699	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0

{20} End of period Note Balance	{20}	$0	$208,857,431	$369,360,000	$72,930,000

{21} Note Pool Factor	{21}	0.000000%	63.413114%	100.000000%	100.000000%

		Class B	Class C	Class D	TOTAL
{22} Original Note Balance	{22}	$42,240,000	$38,940,000	$30,170,000	$1,012,000,000

{23} Beginning of period Note Balance	{23}	$42,240,000	$38,940,000	$30,170,000	$782,485,130

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0	19,987,699
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26} Aggregate Principal Parity Amount	{26}	0	0	0	0
{27} Matured Principal Shortfall	{27}	0	0	0	0

{28} End of period Note Balance	{28}	$42,240,000	$38,940,000	$30,170,000	$762,497,431

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	75.345596%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$900,414,383

{31} Ending Designated Pool Balance	{31}	880,426,684
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	880,426,684

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$19,987,699

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$886,398,078	$0	3.02%	30	30/360	$2,230,768

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-1 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$15,742,556
{37} Net Liquidation Proceeds collected during period	{37}	10,662,653
{38} Investment Earnings	{38}	6,691
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(6,691)
{40} Deposit from Servicer (LKE, Pull Ahead Program)	{40}	0

{41} Total Additions:	{41}	26,405,209

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	750,345
{43} To the 2015-1 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	2,230,768
{44} To the 2015-1 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	19,987,699
{45} To the 2015-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool	{46}	3,436,397

{47} Total Distributions:	{47}	$26,405,209

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$900,414,383
{49} Ending Agg. Securitization Value	{49}	880,426,684
{50} Total change in Agg. Securitization Value {48} - {49}	{50}	19,987,699

{51} Indenture Section 5.4 collections following acceleration of the Notes	{51}	0

{52} Principal Distributable Amount {50} + {51}	{52}	19,987,699

{53} Noteholders’ Principal Carryover Amount	{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}	{54}	$19,987,699

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.38000%	30	Actual days/360	$0
{56}	Class A-2	$228,845,130	0	1.10%	30	30/360	209,775
{57}	Class A-3	$369,360,000	0	1.53%	30	30/360	470,934
{58}	Class A-4	$72,930,000	0	1.73%	30	30/360	105,141
{59}	Class B	$42,240,000	0	2.14%	30	30/360	75,328
{60}	Class C	$38,940,000	0	2.50%	30	30/360	81,125
{61}	Class D	$30,170,000	0	3.01%	30	30/360	75,676

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{62} 2015-1 Exchange Note Collections	{62}	$22,218,467
{63} Investment Earnings	{63}	0
{64} Investment Earnings - transferred from Exchange Note Collection Account	{64}	6,691
{65} Investment Earnings - and amounts released from Reserve Account	{65}	1,396
{66} Optional Purchase Price	{66}	0
{67} Indenture Section 5.4 disposition of Collateral	{67}	0
{68} Reserve Account Withdrawal Amount	{68}	0

{69} Total Available Funds:	{69}	22,226,554

Distributions:
{70} To the Successor Servicer, unpaid transition expenses, pro rata	{70}	0
{71} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{71}	417
{72} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	208
{73} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{73}	0
{74} Class A-2 Noteholders’ Interest Distributable Amount pari passu	{74}	209,775
{75} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{75}	470,934
{76} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{76}	105,141
{77} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{77}	0
{78} Class B Noteholders’ Interest Distributable Amount	{78}	75,328
{79} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{79}	0
{80} Class C Noteholders’ Interest Distributable Amount	{80}	81,125
{81} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82} Class D Noteholders’ Interest Distributable Amount	{82}	75,676
{83} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84} Noteholders’ Principal Distributable Amount	{84}	19,987,699
{85} To the Reserve Account, the Reserve Amount Required Amount	{85}	0
{86} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{86}	0
{87} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{87}	0
{88} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{88}	0
{89} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{89}	0
{90} To the Issuer Trust Certificateholders, the aggregate amount remaining	{90}	1,220,251

{91} Total Distributions:	{91}	$22,226,554

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account		Lesser of (I) or (II)
{92}	Class A	$671,135,130	$880,426,684	$0	$21,440,079		$0
{93}	Class B	713,375,130	880,426,684	0	21,364,751		0
{94}	Class C	752,315,130	880,426,684	0	21,283,626		0
{95}	Class D	782,485,130	880,426,684	0	21,207,950		0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{96} Excess Total Available Funds						{96}	$1,220,251

	{97} Beginning Note Balance				{97}	782,485,130
	{98} Principal payments through Indenture Section 8.3 (i) through (xvii)				{98}	19,987,699
	{99} Pro-Forma Note Balance					{99}	762,497,431

	{100} Ending Aggregate Securitization Value				{100}	880,426,684
	{101} 10.75% of Aggregate Securitization Value as of Cutoff Date ($117,929,253)				{101}	117,929,253
	{102} Required Pro Forma Note Balance {100} - {101}					{102}	762,497,431

	{103} Excess of Pro Forma Balance minus Required Pro Forma Balance {99} - {102}						{103}	0

	{104} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance							{104}	$0

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{105} Ending Aggregate Securitization Value						{105}	$880,426,684
	{106} End of Period Note Balance						{106}	866,410,379
	{107} Overcollateralization						{107}	14,016,305
	{108} Overcollateralization %							{108}	1.59%

	Asset Backed Notes:
	{109} Ending Aggregate Securitization Value						{109}	880,426,684
	{110} End of Period Note Balance						{110}	762,497,431
	{111} Overcollateralization						{111}	117,929,253
	{112} Overcollateralization %							{112}	13.39%

	RECONCILIATION OF 2015-1 CASH RESERVE ACCOUNT
	{113} Specified Reserve Balance							{113}	$5,485,082

	{114} Beginning of Period Reserve Account balance							{114}	$5,485,082
	{115} Investment Earnings						{115}	1,396
	{116} From the Indenture Collection Account, the Reserve Account Required Amount						{116}	0
	{117} To the Indenture Collection Account, the Reserve Account Withdrawal Amount						{117}	0
	{118} Total Reserve balance available:							{118}	5,486,478

	{119} Specified Reserve Balance							{119}	5,485,082

	{120} Release Excess Cash to Indenture Collection Available Funds							{120}	1,396

	{121} End of period Reserve Account balance							{121}	$5,485,082

	EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

	{122} With respect to the Program Documents, I, Ellen Billings, do hereby certify that no Event of Default has occurred.							{122}	Yes
	{123} With respect to the Program Documents, I, Ellen Billings, do hereby certify that an Acceleration of Maturity has not occurred.							{123}	Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	April 15, 2016

GM Financial

GMALT 2015-1

Supplemental Monthly Data

March 31, 2016

	Aggregate Securitization Value	Residual Value
Beginning of Period	$900,414,383	$679,324,312
Change	(19,987,699)	(7,934,752)

End of Period	$880,426,684	$671,389,560
Residual Value as % of Agg. Securitization Value		76.26%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	41,111	869,170,289	98.72%
31 - 60 days	433	9,225,089	1.05%
61 - 90 days	90	1,797,795	0.20%
91 - 120 days	13	233,511	0.03%

Total	41,647	880,426,684	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	163	4,049,878	1,546	39,621,824
Standard terminations	37	544,437	327	4,876,535

Total retained by lessee	200	4,594,315	1,873	44,498,359
Returned Vehicles
Early terminations	216	3,175,663	921	12,538,454
Standard terminations	41	495,867	182	2,046,630

Total returned to dealer	257	3,671,530	1,103	14,585,084
Charged off leases / Repossessed vehicles	64	1,262,683	632	13,532,782
Repurchases	0	0	10	241,180
Other	0	0	0	0

Total terminations	521	9,528,528	3,618	72,857,405

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,262,683	13,532,782
less: Sales proceeds	1,022,860	9,833,268
less: Excess wear and excess mileage received	0	0
less: Other amounts received	107,618	613,313

Net Credit (Gain) Loss	132,205	3,086,201

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	3,678,655	14,287,285
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	3,862,534	15,181,091
less: Excess wear and excess mileage received	5,830	16,638
less: Other recovery amounts	61,781	234,655

Residual (Gain) Loss	(251,490)	(1,145,099)

	Current Period	Prev. Month
Prepay Speed	0.7522%	0.6124%

Return Rate	101.5810%	133.8462%

(1)	Percentages may not add to 100% due to rounding.